LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Schedule of future minimum lease payments
Year

2026	8,204
2027	9,374
2028	8,260
2029	7,195
2030	8,097
2031 and thereafter	45,300
Total lease payments	86,430
Less imputed interest	(18,955)
Total	67,475